Current liabilities - Other creditors and miscellaneous liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current liabilities
Attendance fees	€ 146	€ 202
Deferred income	178	175
Other	4	4
Total other creditors and miscellaneous liabilities	328	381
Decrease (increase) in trade payables	665	(380)	€ 479
Proceeds from government grants		€ 202
BIO 201
Current liabilities
Deferred income	178
Decrease (increase) in trade payables	380
Proceeds from government grants	€ 202